Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	THE RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2024
Prospectus Date	rr_ProspectusDate	Oct. 29, 2024
F/m Emerald Life Sciences Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	F/m Emerald Life Sciences Innovation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the F/m Emerald Life Sciences Innovation ETF (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (taking into account the contractual expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) and invests primarily in equity securities of life science companies selected by Emerald Mutual Fund Advisers Trust (the “Sub-Adviser”), the Fund’s investment sub-adviser, under the supervision of the Adviser. The Fund intends to identify and invest in unique growth opportunities within the life sciences universe by following scientific, technological and/or strategic innovation. The Sub-Adviser believes that innovative companies are those developing new products or reinventing/redesigning existing products/services, thereby generating value for their customers, creating a competitive advantage and/or driving business growth. The Sub-Adviser applies this theme of innovation by using its proprietary 10-step research process to identify companies that the Sub-Adviser believes are substantially focused on or are expected to substantially benefit from one or more of the following criteria:

•	Technological Advancement: In its simplest terms, technological advancement in life science companies involves the translation of innovative science into new products and/or services that improve the lives of consumers.

•	Market Disruption: Market disruption occurs when a company uses new or enhanced technology, manufacturing, marketing, distribution or service delivery approaches to challenge conventional business models, markets, or industries.

•	Artificial Intelligence (AI) in life science: AI plays a key role in many areas within the Life Sciences industry, utilized by companies that build new AI products and those that most effectively use AI to enhance their business.

The Sub-Adviser intends to apply the above principles to the following life science fields, among others:

Biotechnology. Biotechnology companies translate innovative science into therapeutic applications. This is done by a variety of treatment modalities including small molecules, antibodies, nucleic acids, or a combination of several of these treatment modalities.

Pharmaceutical. Pharmaceutical companies develop, produce and distribute medications.

Medical Diagnostics. Medical Diagnostic companies play a vital role in diagnosing and monitoring medical conditions. These can be an imaging test using an X-Ray, CT, MRI etc. or a laboratory performed test on a sample, among others. Molecular Diagnostic tests are used to help identify a disease or the risk of developing a disease, such as cancer, by studying molecules, such as DNA, RNA, and proteins, in a tissue or fluid sample. Molecular diagnostics may also be used to help plan the treatment for a disease, look for recurrence of a disease, or find out how well a treatment is working. This can take the form of tests for specific biomarkers, genetic tests for predisposition to a disease or condition, tumor sequencing tests or liquid biopsy tests.

Medical Devices. Medical devices companies produce instruments, apparatuses, or machines that are used in the prevention, diagnosis or treatment of illness or disease, or for detecting, measuring, restoring, correcting, or modifying the structure or function of the body for a health purpose.

Healthcare Services. Healthcare services companies provide care and/or services in multiple settings, ranging from hospital services to urgent care clinics to newer modes of engagement with telemedicine.

Healthcare Technologies (“Health-tech”). Health-tech companies incorporate novel technologies that enable the delivery of technology-enabled healthcare products and services that can be delivered or consumed outside of a hospital or physician’s office or enhance overall outcomes through artificial intelligence or machine learning.

Synthetic Biology. Synthetic Biology is a scientific field that uses engineering principles to design and modify organisms and biological systems. Synthetic Biology has applications in many different areas such as health promoting nutraceuticals, designing enzymes that can speed up a reaction and alter the manufacturing process within the pharmaceutical industry or metabolic engineering of organisms for bio-based production of fuel.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by life science companies demonstrating innovation (the “80% Policy”). The Fund defines life science as a broad field of scientific study focused on living organisms and life processes. It encompasses a variety of disciplines that explore the structure, function, growth, evolution, and interaction of living organisms, ranging from microscopic cells to complex ecosystems. This includes biology, genetics, physiology, ecology, and related areas such as biotechnology, biomedicine, and agricultural sciences. The life sciences aim to improve understanding of biological mechanisms, contribute to human health, and solve challenges in agriculture, medicine, and environmental sustainability. For purposes of the 80% Policy the Sub-Adviser will select life sciences issuers from those companies included in the following Subsectors of the FTSE Russell Industry Classification Benchmark (“FTSE Classification”) at the time of the Fund’s investment, (any future changes or reconstitution of the FTSE Classification will be interpreted in good faith by Sub-Adviser in its sole discretion to maintain the focus and integrity of the Fund):

Health Care Facilities	Healthcare REIT
Health Care Management Services	Drug Retailers
Health Care Services
Health Care: Misc.
Medical Equipment
Medical Supplies
Medical Services
Biotechnology
Pharmaceuticals

For purposes of the 80% Policy, the Fund considers companies demonstrating innovation as those companies developing new products or reinventing/redesigning existing products/services, as determined in the sole discretion of the Fund’s Sub-Adviser.

The Sub-Adviser’s research process includes utilizing its proprietary 10-Step Research Process in prescreening potential investments. This includes, but is not limited to, the review of SEC filings, annual reports, financial statements, patents/other intellectual property, press releases and news stories, conducting surveys, monitoring patient groups, meeting with management, interviewing customers, industry contacts, medical professionals, key opinion leaders, competitors, suppliers and distributors, developing financial and valuation models, reviewing third-party, peer-reviewed and internal research, and communicating and collaborating with fellow investment team members.

Equity securities in which the Fund may invest include common stock, preferred stock, other investment companies, and depositary receipts. The Fund may invest in shares of companies through private placements, warrants, rights, and initial public offerings.

The Fund intends to invest primarily in U.S companies, but it may invest up to 20% of its net assets in foreign companies listed on a U.S. exchange. A company is deemed to be a foreign company if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity security is located outside the United States; (ii) a majority of the company’s revenues are derived from outside the United States; or (iii) a majority of the issuer’s assets are located outside the United States. The Fund may invest in shares of companies through initial public offerings and private placements.

The Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.emeraldetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
F/m Emerald Life Sciences Innovation ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m Emerald Life Sciences Innovation ETF | Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Currency Risk. Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Fund generally does not seek to hedge currency risk, and although the Sub-Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

F/m Emerald Life Sciences Innovation ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund, the Adviser, and the Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

F/m Emerald Life Sciences Innovation ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Depositary Receipts Risk. The Fund may purchase depositary receipts (American Depositary Receipts (“ADRs”), European Depositary receipts (“EDRs”), Global Depositary receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers.

F/m Emerald Life Sciences Innovation ETF | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

F/m Emerald Life Sciences Innovation ETF | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than Net Asset Value (“NAV”) Risk.”

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to its net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

F/m Emerald Life Sciences Innovation ETF | Foreign Investments Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Investments Risk. The Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, less stringent investor protections, unreliable and untimely information about issuers, and political and economic instability. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

F/m Emerald Life Sciences Innovation ETF | Health Care Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Health Care Sector Risk. To the extent the Fund focuses on the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

F/m Emerald Life Sciences Innovation ETF | Infectious Illness Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity, and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

F/m Emerald Life Sciences Innovation ETF | Initial Public Offerings (“IPOs”) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Initial Public Offerings (“IPOs”) Risk. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

F/m Emerald Life Sciences Innovation ETF | Issuer Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform different from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m Emerald Life Sciences Innovation ETF | Large-Capitalization Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

F/m Emerald Life Sciences Innovation ETF | Life Science Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Life Science Companies Risk. The Fund focuses its investments in securities of companies that are categorized in the “life sciences” sector, including companies in the pharmaceutical, biotechnology, health care services, and medical device industries. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative changes, or technological advances. As a result, the Fund may be subject to greater risks and its NAV may fluctuate more than other funds.

F/m Emerald Life Sciences Innovation ETF | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

F/m Emerald Life Sciences Innovation ETF | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Sub-Adviser’s investment approach may fail to produce the intended results. The Sub-Adviser has not previously managed an ETF. Accordingly, shareholders in the Fund bear the risk that the Sub-Adviser’s inexperience may limit its effectiveness.

F/m Emerald Life Sciences Innovation ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets.

F/m Emerald Life Sciences Innovation ETF | Micro-Cap and Small Cap Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Micro-Cap and Small Cap Companies Risk. Investments in securities of micro- and small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of micro- and small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some micro- and small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Micro- and small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

F/m Emerald Life Sciences Innovation ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

F/m Emerald Life Sciences Innovation ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	New Fund Risk. The Fund is a newly organized, management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m Emerald Life Sciences Innovation ETF | Operational Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes or technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m Emerald Life Sciences Innovation ETF | Preferred Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Preferred Stock Risk. Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock generally pays dividends only after the company makes required payments to creditors. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

F/m Emerald Life Sciences Innovation ETF | Private Placements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Private Placements Risk. Investments in private placements could decrease the Fund’s liquidity profile or prevent the Fund from disposing of such securities promptly at advantageous prices. Private placements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available, and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value. Transaction costs may be higher for these securities, and the Fund may only get limited information about the issuer of a private placement security, so it may be less able to anticipate a loss.

F/m Emerald Life Sciences Innovation ETF | Risk of Investing in the United States
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m Emerald Life Sciences Innovation ETF | Securities Issued By Other Investment Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Securities Issued By Other Investment Companies Risk The Fund may invest in shares of other investment companies, including other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

F/m Emerald Life Sciences Innovation ETF | Turnover Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions. The Fund's portfolio turnover rate is expected to vary from year to year.

F/m Emerald Life Sciences Innovation ETF | Warrants and Rights Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Warrants and Rights Risk. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have the voting rights of common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments.

F/m Emerald Life Sciences Innovation ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund
F/m Emerald Life Sciences Innovation ETF | F/m Emerald Life Sciences Innovation ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LFSC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 227

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	The Fund's investment adviser, F/m Investments LLC (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (excluding certain items discussed below) for the Fund's Shares exceeds 0.54% of the average daily net assets attributable to the Fund's Shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.54%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.54% or the expense cap then in effect, whichever is less, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed (i) expense limitations that were in effect at the time of the waiver or reimbursement, or (ii) the current expense limitations.